Subsequent Events	6 Months Ended
Nov. 30, 2011
Notes to Financial Statements
Subsequent Events

On February 8, 2012, the Company issued 1,000,000 shares of restricted common stock to the owner of  Bobby V’s and Philly for an extension of the maturity date of the promissory notes issued to close the transactions described previously in notes to consolidated financial statements.  All three promissory notes were extended in unison in exchange for the stock issued. With this extension, the maturity date of the notes has been extended to August 31, 2012.